Right-of-use assets, long-term financial assets and lease liabilities - Statement of income/(loss) and cash flow (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statements of income/(loss) and cash flows
Depreciation of right-of-use assets	SFr 677	SFr 543
Interest expense on lease liabilities	113	90
Expense for short-term leases and leases of low value	752	793
Total	1,542	1,426
Total cash outflow for leases	SFr 1,549	SFr 1,431